Other Noncurrent Liabilities - Schedule of Other Noncurrent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Other Liabilities, Noncurrent [Abstract]
Deferred rent	$ 6,750	$ 6,648	$ 7,546
TRA payable	35,949
Other	1,638	1,396	1,662
Total noncurrent liabilities	$ 44,337	$ 8,044	$ 9,208